Accounts receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	¥ (33,465)	¥ (23,785)	¥ (71)
Additions	(5,741)	(14,235)	(29,383)
Reversals	6,779
Write offs	821	5,650	5,669
Ending balance	¥ (31,606)	(33,465)	(23,785)
Cumulative effect period adjustment balance
Beginning balance		¥ (1,095)
Ending balance			¥ (1,095)